Advances to Suppliers, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Advances to Suppliers, Net [Abstract]
Allowance for doubtful accounts	$ 237,419